Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Summary of Trade and Other Payables

	2023 £m	2022 £m
Trade payables	1,707	1,862
Master settlement agreement (U.S.)	1,788	2,193
Duty, excise and other taxes	2,994	3,104
Accrued charges and deferred income	2,608	2,713
FII GLO (note 10(b))	863	913
Social security and other taxation	46	61
Sundry payables	587	547
	10,593	11,393
Current	9,700	10,449
Non-current	893	944
	10,593	11,393